Pioneer Solutions – Balanced Fund

Schedule of Investments | October 31, 2020

Ticker Symbols:
Class A	PIALX
Class C	PIDCX
Class R	BALRX
Class Y	IMOYX

Schedule of Investments | 10/31/20 (unaudited)

Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
	AFFILIATED ISSUERS - 98.7%*
	MUTUAL FUNDS - 98.7%
59,111	Pioneer Bond Fund Class K	$45,510	$(48,235)	$–	$8,095	$601,755
669,162	Pioneer Core Equity Fund Class K	12,211	252,419	–	–	14,273,218
558,689	Pioneer Corporate High Yield Fund Class Y	–	(273,901)	–	50,804	4,855,004
309,245	Pioneer Equity Income Fund Class K	(10,934)	(95,816)	–	52,865	9,722,661
6,878,669	Pioneer Flexible Opportunities Fund Class K	(78,830)	(2,738,549)	–	82,670	76,697,159
349,522	Pioneer Fund Class K	278,695	34,456	–	21,788	11,394,406
313,665	Pioneer Fundamental Growth Fund Class K	209,772	(15,208)	–	–	9,400,545
3,426,271	Pioneer Global Equity Fund Class K	10,031	746,633	–	–	51,908,007
2,301,786	Pioneer International Equity Fund Class Y	12,966	81,669	–	–	48,958,978
11,325,876	Pioneer Multi-Asset Income Fund Class K	(335,957)	(1,244,519)	–	1,728,916	116,996,306
1,869,740	Pioneer Multi-Asset Ultrashort Income Fund Class K	(65,816)	164,869	–	73,512	18,024,297
1,757,270	Pioneer Strategic Income Fund Class K	55,365	(16,373)	–	184,882	19,206,961
	Other affiliated securities not held at period end	–	249,136	–	20,557	–
	TOTAL INVESTMENTS IN AFFILIATED ISSUERS
	(Cost $387,179,184)	$133,013	$(2,903,419)	$–	$2,224,089	$382,039,297
	UNAFFILIATED ISSUERS - 0.2%
	MUTUAL FUND - 0.2%
20,300	iShares MSCI Eurozone ETF					$728,364
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
	(Cost $732,625)					$728,364
	TOTAL INVESTMENTS IN SECURITIES - 98.9%
	(Cost $387,911,809)					$382,767,661
	OTHER ASSETS AND LIABILITIES - 1.1%					$4,223,702
	TOTAL NET ASSETS - 100.0%					$386,991,363

* Affiliated funds managed by Amundi Pioneer Asset Management, Inc.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2020, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$382,039,297	$–	$–	$382,039,297
Unaffiliated Mutual Fund	728,364	–	–	728,364
Total	$382,767,661	$–	$–	$382,767,661

During the three months ended October 31, 2020, there were no transfers between Levels 1, 2, and 3.